Expense Example - PIMCO RAE Worldwide Long_Short PLUS Fund	Institutional 1 Year	Institutional 3 Years	Institutional 5 Years	Institutional 10 Years	I-2 1 Year	I-2 3 Years	I-2 5 Years	I-2 10 Years	A 1 Year	A 3 Years	A 5 Years	A 10 Years	C 1 Year	C 3 Years	C 5 Years	C 10 Years
USD ($)	123	384	665	1,466	133	415	718	1,579	705	1,030	1,378	2,356	339	736	1,260	2,696